Deferred tax, Deferred Tax Assets (Details) - USD ($) $ in Millions	12 Months Ended	18 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Deferred tax assets [Abstract]
Deferred tax assets	$ 309.3	$ 208.2
Credited directly to equity	(7.6)	(23.7)
Debited to Other comprehensive income	13.0	4.3
Foreign exchange adjustment	0.3	(0.3)
Impact of adoption of IFRS standard	(17.3)
Reclassification to current assets held for sale	0.0	(1.6)
Effect of change in tax rates - charged to Consolidated statement of comprehensive income		(57.9)
Deferred tax assets	309.5	309.3
Jurisdictional offsetting	(309.5)	(309.3)
Deferred tax assets	0.0	0.0
IFRS 9 [Member]
Deferred tax assets [Abstract]
Impact of adoption of IFRS standard	4.4	0.0
Deferred tax assets		4.4
HPE Software Business [Member]
Deferred tax assets [Abstract]
Acquisition of subsidiaries		382.7
Deferred tax asset relating to other temporary differences	88.6	70.8
Tax Losses and Interest Restrictions [Member]
Deferred tax assets [Abstract]
Deferred tax assets	26.6	56.7
Credited directly to equity	0.0	0.0
Debited to Other comprehensive income	0.0	0.0
Foreign exchange adjustment	0.0	0.0
Reclassification to current assets held for sale		0.0
Effect of change in tax rates - charged to Consolidated statement of comprehensive income		(21.1)
Deferred tax assets	100.5	26.6
Tax Losses and Interest Restrictions [Member] | IFRS 9 [Member]
Deferred tax assets [Abstract]
Impact of adoption of IFRS standard	0.0
Tax Losses and Interest Restrictions [Member] | HPE Software Business [Member]
Deferred tax assets [Abstract]
Acquisition of subsidiaries		4.5
Share Based Payments [Member]
Deferred tax assets [Abstract]
Deferred tax assets	17.4	43.7
Credited directly to equity	(7.6)	(23.7)
Debited to Other comprehensive income	0.0	0.0
Foreign exchange adjustment	0.3	(0.3)
Reclassification to current assets held for sale		0.0
Effect of change in tax rates - charged to Consolidated statement of comprehensive income		(2.4)
Deferred tax assets	5.0	17.4
Share Based Payments [Member] | IFRS 9 [Member]
Deferred tax assets [Abstract]
Impact of adoption of IFRS standard	0.0
Share Based Payments [Member] | HPE Software Business [Member]
Deferred tax assets [Abstract]
Acquisition of subsidiaries		0.0
Deferred Revenue [Member]
Deferred tax assets [Abstract]
Deferred tax assets	119.9	44.5
Credited directly to equity	0.0	0.0
Debited to Other comprehensive income	0.0	0.0
Foreign exchange adjustment	0.0	0.0
Reclassification to current assets held for sale		0.0
Effect of change in tax rates - charged to Consolidated statement of comprehensive income		66.7
Deferred tax assets	108.6	119.9
Deferred Revenue [Member] | IFRS 9 [Member]
Deferred tax assets [Abstract]
Impact of adoption of IFRS standard	0.0
Deferred Revenue [Member] | HPE Software Business [Member]
Deferred tax assets [Abstract]
Acquisition of subsidiaries		(36.5)
Prepaid Royalty [Member]
Deferred tax assets [Abstract]
Deferred tax assets	41.9	0.0
Credited directly to equity	0.0	0.0
Debited to Other comprehensive income	0.0	0.0
Foreign exchange adjustment	0.0	0.0
Reclassification to current assets held for sale		0.0
Effect of change in tax rates - charged to Consolidated statement of comprehensive income		(88.7)
Deferred tax assets	0.0	41.9
Prepaid Royalty [Member] | IFRS 9 [Member]
Deferred tax assets [Abstract]
Impact of adoption of IFRS standard	0.0
Prepaid Royalty [Member] | HPE Software Business [Member]
Deferred tax assets [Abstract]
Acquisition of subsidiaries		332.0
Tax Credits [Member]
Deferred tax assets [Abstract]
Deferred tax assets	29.7	33.8
Credited directly to equity	0.0	0.0
Debited to Other comprehensive income	0.0	0.0
Foreign exchange adjustment	0.0	0.0
Reclassification to current assets held for sale		0.0
Effect of change in tax rates - charged to Consolidated statement of comprehensive income		3.0
Deferred tax assets	6.8	29.7
Tax Credits [Member] | IFRS 9 [Member]
Deferred tax assets [Abstract]
Impact of adoption of IFRS standard	0.0
Tax Credits [Member] | HPE Software Business [Member]
Deferred tax assets [Abstract]
Acquisition of subsidiaries		39.0
Intangible Fixed Assets [Member]
Deferred tax assets [Abstract]
Deferred tax assets	3.0	5.9
Credited directly to equity	0.0	0.0
Debited to Other comprehensive income	0.0	0.0
Foreign exchange adjustment	0.0	0.0
Impact of adoption of IFRS standard	0.0
Reclassification to current assets held for sale		0.0
Effect of change in tax rates - charged to Consolidated statement of comprehensive income		(2.1)
Deferred tax assets	0.0	3.0
Intangible Fixed Assets [Member] | IFRS 9 [Member]
Deferred tax assets [Abstract]
Impact of adoption of IFRS standard	0.0
Intangible Fixed Assets [Member] | HPE Software Business [Member]
Deferred tax assets [Abstract]
Acquisition of subsidiaries		0.0
Other Temporary Differences [Member]
Deferred tax assets [Abstract]
Deferred tax assets	70.8	23.6
Credited directly to equity	0.0	0.0
Debited to Other comprehensive income	13.0	4.3
Foreign exchange adjustment	0.0	0.0
Impact of adoption of IFRS standard	(17.3)
Reclassification to current assets held for sale		(1.6)
Effect of change in tax rates - charged to Consolidated statement of comprehensive income		(13.3)
Deferred tax assets	88.6	70.8
Other Temporary Differences [Member] | IFRS 9 [Member]
Deferred tax assets [Abstract]
Impact of adoption of IFRS standard	4.4
Other Temporary Differences [Member] | HPE Software Business [Member]
Deferred tax assets [Abstract]
Acquisition of subsidiaries		43.7
Continuing Operations [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	1.7	(202.4)
Continuing Operations [Member] | Tax Losses and Interest Restrictions [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	73.9	(13.5)
Continuing Operations [Member] | Share Based Payments [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	(5.1)	0.1
Continuing Operations [Member] | Deferred Revenue [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	(12.0)	45.2
Continuing Operations [Member] | Prepaid Royalty [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	(41.9)	(201.4)
Continuing Operations [Member] | Tax Credits [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	(22.9)	(46.1)
Continuing Operations [Member] | Intangible Fixed Assets [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	(3.0)	(0.8)
Continuing Operations [Member] | Other Temporary Differences [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	12.7	$ 14.1
Discontinued Operation [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	(11.6)
Discontinued Operation [Member] | Tax Losses and Interest Restrictions [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	0.0
Discontinued Operation [Member] | Share Based Payments [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	0.0
Discontinued Operation [Member] | Deferred Revenue [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	0.7
Discontinued Operation [Member] | Prepaid Royalty [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	0.0
Discontinued Operation [Member] | Tax Credits [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	0.0
Discontinued Operation [Member] | Intangible Fixed Assets [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	0.0
Discontinued Operation [Member] | Other Temporary Differences [Member]
Deferred tax assets [Abstract]
(Charged)/credited to Consolidated statement of comprehensive income	$ (12.3)